Equity - Summary of Unearned Employee Compensation (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Disclosure of Restricted Stock Awards for Employees [Abstract]
Balance at January 1	$ (1,631,257)	$ (52,001)	$ 0	$ (432,847)
Issuance of shares	0	0	(1,954,312)	0
Share-based payment expenses	1,182,815	37,705	395,487	11,840
Valuation adjustments	(206,674)	(6,588)	(72,432)	421,007
Balance at December 31	$ (655,116)	$ (20,884)	$ (1,631,257)	$ 0